Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 - USD ($)												12 Months Ended
	Sep. 30, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 01, 2022	Dec. 01, 2021	Nov. 01, 2021	Oct. 01, 2021	Sep. 30, 2021	Sep. 01, 2021	Aug. 01, 2021	Jul. 01, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2024	Oct. 24, 2023	Aug. 04, 2023	Jul. 17, 2023	Jun. 01, 2023	May 02, 2023	May 01, 2023	Apr. 12, 2023	Mar. 31, 2023	Aug. 01, 2022	Mar. 07, 2022	Jan. 13, 2019	Nov. 13, 2018	Oct. 30, 2018	Sep. 30, 2018	Jan. 03, 2018
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Principal balance	$ 224,000											$ 183,259	$ 224,000		$ 3,400	$ 183,259	$ 90,400				$ 8,676,957							$ 4,788,642
Principal and premium	7,777							$ 378				$ 2,012	7,777	$ 10,476									$ 5,388		$ 52,500
Convertible promissory note, issued											$ 15,000															$ 90,000
Bearing interest				10.00%	10.00%
Conversion discount		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%		50.00%		50.00%	50.00%						50.00%
Debt premium						$ 15,000	$ 15,000
Accrued interest	2,388												0
Convertible promissory note						$ 15,000	$ 15,000		$ 15,000	$ 15,000
Bear interest percentage		10.00%			10.00%	10.00%	10.00%					10.00%
Recognized interest expense			$ 15,000		$ 15,000						$ 15,000
Cash														$ 25,000					$ 25,000			$ 2,222		$ 85,000
Principal amount			$ 15,000	$ 15,000	$ 15,000															$ 120,000
Note B [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Principal balance																											$ 4,788,642		$ 4,788,642
Livingston Asset Management, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Convertible promissory notes											$ 15,000
Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Bearing interest											10.00%
Debt Premium [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Debt premium									$ 15,000	$ 15,000
Convertible Notes Payable [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Principal balance												$ 15,000
Principal and premium												$ 9,277
Convertible Promissory Note One [Member] | Livingston [Member] | Note B [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Bear interest percentage									10.00%
Convertible Promissory Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Bearing interest			10.00%
Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Convertible note, description												The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and accrues interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company’s common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense.
Livingston Asset Management LLC [Member] | Convertible Promissory Note One [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Accrued interest	0							251
Livingston Asset Management, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Principal and premium	0												0
Principal amount	75,000												$ 75,000
Penalty charges	7,612
Debt extinguishment	67,388
Livingston Asset Management, LLC [Member] | Convertible Promissory Note One [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Accrued interest	$ 0							$ 123
Livingston Asset Management, LLC [Member] | Convertible Promissory Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Details) - Part 2 [Line Items]
Accrued interest							$ 0